Clearwater Tax-Exempt Bond Fund (QWVQX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of December 31, 2023

FUND FACTS

TICKER SYMBOL: QWVQX

BENCHMARK: Bloomberg Municipal Bond 5 Year (4-6) Index

INCEPTION DATE: January 14, 2000

GROSS EXPENSE RATIO: 0.60%

NET EXPENSE RATIO: 0.31%

NET ASSETS: $700.1 million

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.

The Fund normally invests at least 80% of its net assets in tax-exempt bonds. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests primarily in investment grade bonds, but it may invest up to 30% of its assets in bonds that are rated below investment grade or determined to be of comparable quality by the Fund’s subadviser.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Sit Fixed Income Advisors II, LLC (“Sit”) and MacKay Shields LLC (“MacKay”). Sit and MacKay provide day-to-day management for the Fund.

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized	Annualized
	Three	Year	One	Five	Ten	Since
	Month	to Date	Year	Year	Year	Inception*
Clearwater Tax-Exempt Bond Fund	7.14%	6.64%	6.64%	1.96%	4.14%	4.54%
Bloomberg Municipal Bond 5 Year (4-6) Index	5.22%	4.31%	4.31%	1.75%	1.87%	3.54%
*Since February 1, 2000
Source: Northern Trust (monthly returns)
PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper US Intermediate Municipal Debt
			One	Five	Ten	Since
			Year	Year	Year	Inception*
Number of Funds in Category			82	60	43	17
Clearwater Tax-Exempt Bond Fund			12%	62%	1%	1%
Bloomberg Municipal Bond 5 Year (4-6) Index			84%	82%	100%	63%
Lower percentage is better.
*Since February 1, 2000
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund as described in the September 20, 2023 supplement to the prospectus dated April 28, 2023. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Sit Investments	Extensive fundamental credit analysis enables the construction of a diverse portfolio with exposures across many different municipal bond sectors and an attractive yield advantage over the benchmark index.
MacKay Shields	Employs both a top-down macro view and bottom-up, credit research driven security selection process to build a portfolio of securities that are actively managed using a relative value approach.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on the exemptive order from the Securities and Exchange Commission.

PORTFOLIO CHARACTERISTICS

	Fund	Bench*
Number of Issues	710	6,059
Average Rating	AA/AA-	AA/AA-
Average Price	93.00	106.90
Effective Duration*	5.6	3.6

Coupon Yield	4.66%	4.67%
Yield to Worst	4.69%	2.72%
SEC Yield (30 Day)	4.52%	N/A
* Weighted Average of Subadviser Reported Durations ** Bloomberg Municipal Bond 5 Year (4-6) Index Source: Northern Trust, FactSet, Sit, MacKay

CREDIT QUALITY RATINGS

Source: Sit (lower of S&P or Moody’s; Fitch is used if S&P and Moody’s do not rate a bond) and MacKay (S&P)

RISK CHARACTERISTICS

	Fund	Bench*
Beta	1.42	1.00
Standard Deviation	7.59%	4.98%
Alpha	-0.11%	N/A

* Bloomberg Municipal Bond 5 Year Index

Above risk characteristics are based on a 3-year time period.

Source: FactSet

Clearwater Tax-Exempt Bond Fund (QWVQX)	As of December 31, 2023

SECTOR WEIGHTINGS	MATURITY PROFILE

Source: FactSet	Source: Sit and MacKay

UNDERSTANDING INVESTMENT RISK

Average Price - weighted average price of the bonds. For the Fund this calculation excludes zero-coupon bonds and closed-end funds, making it comparable to the benchmark.

Effective Duration - a risk measure that takes into account the fact that expected cash flows will fluctuate as interest rates change.

Modified Adjusted Duration - modified duration calculation used for bonds with embedded options, taking into account that expected cash flows will fluctuate as interest rates change. Maturity is calculated by making worst-case scenario assumptions with respect to bond provisions that could shorten the life of the bond.

Coupon Yield - weighted average coupon rate of the bonds. Coupon yield for an individual bond is the interest rate that the bond issuer promises to pay bond purchasers. This rate is fixed and applies to the life of the bond.

Yield to Worst - rate of return anticipated on a bond when the shortest possible maturity is substituted for the maturity date of the issue. It is the lowest potential yield that can be received on a bond without the issue actually defaulting and is calculated by making worst-case scenario assumptions with respect to bond provisions that could shorten the life of the bond.

SEC Yield (30 Day) - reflects the rate at which the Fund is earning income on its current portfolio of securities and is computed using a standardized SEC formula.

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Debt securities such as those held by the Fund are subject to market risk, credit risk, interest rate risk, call risk, tax risk and political and economic risk. Debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes. Capital gains distributions, if any, will be subject to tax.

IMPORTANT DISCLOSURES

The Bloomberg U.S. Municipal Bond 5 Year (4-6) Index is an unmanaged market value-weighted index for investment-grade municipal bonds with maturities between 4 and 6 years. This index is the 5 Year component of the Bloomberg Municipal Bond Index. To be included in the index, bonds must be rated investment-grade, have outstanding par value of at least $7 million, be issued as part of a transaction of at least $75 million, and have a fixed interest rate. Remarketed issues, taxable municipal bonds, bonds with floating interest rates, and derivatives are excluded from the index.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. The prospectus should be read carefully before investing. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Tax-Exempt Bond Fund, the Northern Trust Company, at 855-684-9144.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater Core Equity Fund (QWVPX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of December 31, 2023

FUND FACTS

TICKER SYMBOL: QWVPX

BENCHMARK: Russell 1000® Index

INCEPTION DATE: June 19, 1987

GROSS EXPENSE RATIO: 0.90%

NET EXPENSE RATIO: 0.25%

NET ASSETS: $872.5 million

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

The Fund normally invests at least 80% of its net assets in equity securities of U.S. companies.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund employs a “multi-style, multi-manager” approach whereby CMC allocates portions of the Fund’s assets among the following subadvisers, each of whom employ distinct investment styles: Parametric Portfolio Associates LLC (“Parametric”) and AQR Capital Management, LLC (“AQR”).

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized	Annualized
	Three	Year	One	Five	Ten	Since
	Month	to Date	Year	Year	Year	Inception*
Clearwater Core Equity Fund	10.89%	25.71%	25.71%	15.00%	10.79%	9.30%
Russell 1000® Index	11.96%	26.53%	26.53%	15.52%	11.80%	10.38%
*Since July 1, 1987
Source: Northern Trust (monthly returns)
PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper US Large-Cap Core
			One	Five	Ten	Since
			Year	Year	Year	Inception*
Number of Funds in Category			273	198	139	34
Clearwater Core Equity Fund			48%	49%	62%	67%
Russell 1000® Index			37%	38%	26%	16%
Lower percentage is better.
*Since July 1, 1987
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund as described in the September 20, 2023 supplement to the prospectus dated April 28, 2023. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the S&P 500® Index.
AQR	Disciplined, systematic approach that employs multiple measures of value, momentum, and quality and seeks to invest in attractively valued companies with positive momentum and a stable business.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on an exemptive order from the Securities and Exchange Commission.

TOP 10 HOLDINGS	MARKET CAPITALIZATION

Source: FactSet	Source: FactSet
Top 10 Holdings are provided as of 9/30/2023 to align with public filings.

Clearwater Core Equity Fund (QWVPX)	As of December 31, 2023

SECTOR WEIGHTINGS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	527	1,009
Top 10 Holdings	27.9%	27.8%
Weighted Avg. Market Cap ($M)	$650,281	$660,264
Median Market Cap ($M)	$28,833	$13,525
Turnover (1 Year)	49%	N/A

Bench 1: iShares Russell 1000® ETF+

	Fund	Bench 2
Beta	0.98	1.00
Standard Deviation	17.20%	17.42%
Alpha	1.25%	N/A

Above risk characteristics are based on a 3-year time period.

Source: FactSet
Bench 2: Russell 1000® Index

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund’s stocks with their book values.

Price to Earnings - ratio used to compare the prices of a fund’s stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.

Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders’ equity.

Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund’s stocks (source: FactSet Estimates).

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies’ securities. To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks fall out of favor or perform poorly relative to other types of investments.

IMPORTANT DISCLOSURES

The Russell 1000® Index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on market capitalization. It represents about 92% of the U.S. market.

The S&P 500 Index tracks the performance of a broad segment of the U.S. equity market. Comprising 500 of the largest publicly traded companies based in the United States, the index represents a significant portion of the total U.S. stock market capitalization. It includes a diverse range of sectors and industries, providing investors with exposure to a cross-section of the American economy.

+The iShares Russell 1000® ETF seeks to track the investment performance and composition of the Russell 1000® Index, the Clearwater Core Equity Fund’s benchmark, to approximate the performance and composition of the large and mid-cap sectors of the U.S. equity market. FCI, who provides the analysis for this fact sheet, does not have access to the underlying constituents and statistics of the Index (necessary for presentations in this fact sheet), and therefore has used the ETF information as a proxy/substitute. Information about the ETF’s holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater Core Equity Fund and the ETF. Because the ETF may not invest in all of the index constituents at approximately their Index weightings, the ETF’s holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Core Equity Fund, the Northern Trust Company, at 855-684-9144. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater International Fund (QCVAX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of December 31, 2023

FUND FACTS

TICKER SYMBOL: QCVAX

BENCHMARK: MSCI World Ex USA Index - Net Dividends

INCEPTION DATE: February 5, 2009

GROSS EXPENSE RATIO: 1.00%

NET EXPENSE RATIO: 0.72%

NET ASSETS: $1.015 billion

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

The Fund normally invests at least 80% of net assets in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. The Fund does not intend to invest more than 20% of its net assets in equity securities of companies of developing or emerging market issuers.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund employs a “multi-style, multi-manager” approach whereby CMC allocates portions of the Fund’s assets among the following subadvisers, each of whom employ distinct investment styles: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management LLC (“WCM”), and LSV Asset Management (“LSV”).

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized	Annualized
	Three	Year to	One	Five	Ten	Since
	Month	Date	Year	Year	Year	Inception*
Clearwater International Fund	12.12%	19.66%	19.66%	10.85%	5.87%	9.25%
MSCI World Ex U.S.A. Index - Net Dividends	10.51%	17.94%	17.94%	8.45%	4.32%	8.54%
*Since March 1, 2009
Source: Northern Trust (monthly returns)
PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper International Large-Cap Core
			One	Five	Ten	Since
			Year	Year	Year	Inception*
Number of Funds in Category			83	65	38	21
Clearwater International Fund			13%	10%	3%	11%
MSCI World Ex U.S.A. Index - Net Dividends			44%	38%	30%	41%
Lower percentage is better
*Since March 1, 2009
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund as described in the September 20, 2023 supplement to the prospectus dated April 28, 2023. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees or expenses and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends
Artisan Partners	Seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.
WCM	Invests in non-U.S. companies and seeks high quality businesses with superior growth prospects and low or no debt.
LSV	Uses a systematic strategy to invest in equity securities of smaller companies located outside the U.S. Seeks stocks trading at deep discounts to their estimated intrinsic value.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on an exemptive order from the Securities and Exchange Commission.

GEOGRAPHIC ALLOCATION	MARKET CAPITALIZATION

Source: FactSet	Source: FactSet

Clearwater International Fund (QCVAX)	As of December 31, 2023

SECTOR WEIGHTINGS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	929	872
Top 10 Holdings	15%	14%
Weighted Avg. Market Cap ($ M)	$74,193	$86,462
Median Market Cap ($M)	$7,938	$13,649
Turnover (1 Year)	33%	N/A

Bench 1: iShares EAFE ETF + iShares Canada ETF+

	Fund	Bench 2
Beta	1.06	1.00
Standard Deviation	17.82%	16.62%
Alpha	-0.91%	N/A

Bench 2: MSCI World Ex U.S.A. Index - Net Dividends
Above risk characteristics are based on a 3-year time period.

Source: FactSet

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund’s stocks with their book values.

Price to Earnings - ratio used to compare the prices of a fund’s stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.

Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders’ equity.

Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund’s stocks (source: FactSet Estimates).

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Securities in certain non-U.S. countries may be less liquid, more volatile, and less subject to governmental supervision than U.S. securities. The values of these securities may be affected by changes in currency rates, application of a country’s specific tax laws, changes in government administration, and economic and monetary policy. These risks are particularly significant in emerging market countries, which generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies’ securities.

IMPORTANT DISCLOSURES

The MSCI World Ex U.S.A. Index - Net Dividends is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed markets, excluding the United States. It includes large and midcap companies across 22 of 23 developed market countries. The index covers approximately 85% of the publicly available total market capitalization in each country.

+ iShares EAFE ETF + iShares Canada ETF represents a blend of the holdings of the iShares MSCI EAFE ETF (ticker: EFA) and the iShares MSCI Canada ETF (ticker: EWC) to approximate the composition of the constituents of the MSCI World Ex U.S.A. Index – Net Dividends (the “Index”), the Clearwater International Fund’s benchmark. FCI, who provides the analysis for this fact sheet, does not have access to the underlying constituents and statistics of the Index (necessary for the presentations in this fact sheet), and therefore has used the blended ETF information as a proxy/substitute. Information about the ETFs’ holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater International Fund and the ETFs. Because the ETFs may not invest in all of the Index constituents at approximately their Index weightings, the ETF holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater International Fund, the Northern Trust Company, at 855-684-9144. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater Select Equity Fund (QWVOX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of December 31, 2023

FUND FACTS

TICKER SYMBOL: QWVOX

BENCHMARK: Russell 2000® Index

INCEPTION DATE: February 1, 1989

GROSS EXPENSE RATIO: 1.35%

NET EXPENSE RATIO: 0.94%

NET ASSETS: $427.0 million

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund employs a “multi-style, multi-manager” approach whereby CMC allocates portions of the Fund’s assets between the following subadvisers, each of whom employ distinct investment styles and who provide day-today management for the Fund: Cooke & Bieler, L.P. (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management, LLC (“Pzena”), Wasatch Global Investors (“Wasatch”), and Rice Hall James & Associates, LLC (“Rice Hall James”).

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized	Annualized
	Three	Year	One	Five	Ten	Since
	Month	to Date	Year	Year	Year	Inception*
Clearwater Select Equity Fund	14.49%	19.98%	19.98%	8.02%	5.84%	10.34%
Russell 2000® Index	14.03%	16.93%	16.93%	9.97%	7.16%	9.21%
*Since February 1, 1989
Source: Northern Trust (monthly returns)
PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper US Small-Cap Core
			One	Five	Ten	Since
			Year	Year	Year	Inception*
Number of Funds in Category			364	313	237	8
Clearwater Select Equity Fund			17%	92%	84%	72%
Russell 2000® Index			45%	76%	59%	72%
Lower percentage is better
*Since February 1, 1989
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund as described in the September 20, 2023 supplement to the prospectus dated April 28, 2023. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Cooke & Bieler	Seeks to buy businesses that it believes will compound value over time and reduce risk through its stringent research process and decisions to purchase stocks at attractive prices.
Pzena	Value equity strategy based on a fundamental, bottom-up research process.
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the S&P SmallCap 600® Index.
Jackson Square	Uses a fundamental research process to select small to medium sized companies it believes to have advantaged business models and opportunities to generate consistent, long-term growth of intrinsic business value.
Wasatch	Fundamental, concentrated, bottom-up strategy that features a growth tilt but incorporates a valuation discipline and focuses on quality/downside risk.
Rice Hall James	Employs fundamental, bottom-up research to identify companies that meet three primary criteria: high earnings growth, high or improving return on invested capital, and sustainable competitive advantages.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on the exemptive order from the Securities and Exchange Commission.

TOP 10 HOLDINGS	MARKET CAPITALIZATION

Source: FactSet	Source: FactSet
Top 10 Holdings are provided as of 9/30/2023 to align with public filings.

Clearwater Select Equity Fund (QWVOX)	As of December 31, 2023

SECTOR WEIGHTINGS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	593	1,959
Top 10 Holdings	12.0%	3.3%
Weighted Avg. Market Cap ($M)	$4,547	$3,231
Median Market Cap ($M)	$1,931	$949
Turnover (1 Year)	52%	N/A

Bench 1: iShares Russell 2000 Index ETF+

	Fund	Bench 2
Beta	0.95	1.00
Standard Deviation	20.57%	21.11%
Alpha	-0.61%	N/A

Bench 2: Russell 2000® Index
Above risk characteristics are based on a 3-year time period.
Source: FactSet

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund’s stocks with their book values.

Price to Earnings - ratio used to compare the price of a fund’s stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.

Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders’ equity.

Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund’s stocks (source: FactSet Estimates).

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies’ securities. Microsized company stocks can be subject to greater risks, more abrupt and erratic price movements, wider spreads between quoted bid and ask prices and less liquidity than that of larger, more established companies. To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks fall out of favor or perform poorly relative to other types of investments. To the extent a Fund subadviser employs a growth strategy, that portion of the Fund’s assets is subject to the possibility that such growth stocks can have relatively high valuations, making such investments more risky than an investment in a company with more modest growth expectations.

IMPORTANT DISCLOSURES

The Russell 2000® Index measures the performance of the small cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest U.S. companies based on market capitalization and represents about 10% of the U.S. market.

+iShares Russell 2000 Index ETF seeks to track the investment performance of the Russell 2000® Index, the Clearwater Select Equity Fund’s benchmark, to approximate the performance and composition of the small cap sector of the U.S. equity market. FCI, who provides the analysis for this fact sheet, does not have access to the underlying holdings and statistics of the Russell 2000® Index (necessary for the presentations in this fact sheet), and therefore has used the ETF benchmark as a proxy/substitute. Information about the ETF’s holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater Select Equity Fund and the ETF. Because the ETF may not invest in all of the Index constituents at approximately their index weightings, the ETF holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Select Equity Fund, the Northern Trust Company, at 855-684-9144. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.